Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2025	Dec. 31, 2024
Class A Ordinary Share
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	[1]	350,000,000	350,000,000
Ordinary shares, shares issued (in Shares)	[1]	6,400,000	0
Ordinary shares, shares outstanding (in Shares)	[1]	6,400,000	0
Class B Ordinary Share
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	[1]	150,000,000	150,000,000
Ordinary shares, shares issued (in Shares)	[1]	12,500,000	12,500,000
Ordinary shares, shares outstanding (in Shares)	[1]	12,500,000	12,500,000

[1]	The share amounts are presented on a retrospective basis.